U.S. SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



1.      Name and address of issuer: Seligman Communications & Information Fund,
                                    Inc.
                                    100 Park Avenue
                                    New York, NY 10017

2.      Name of each series or class of funds for which this notice is filed:

        Seligman Communications & Information Fund, Inc. - Class A Seligman Communications & Information Fund, Inc. - Class B Seligman Communications & Information Fund, Inc. - Class D

3.      Investment Company Act File Number:                            811-3596
        Securities Act File Number:                                     2-80168


4.      Last day of fiscal year for which this notice is filed:        12/31/96


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                       [      ]


6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable:


7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:


8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:


9. Number and aggregate sale price of securities sold during the fiscal year:

        SHARES        SALE PRICE
    92,232,682     2,027,379,716

Securities and Exchange Commission                            February 20, 1997
Division of Investment Management
                                       -2-

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

        SHARES        SALE PRICE
    92,232,682     2,027,379,716

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:
       SHARES       SALE PRICE
    6,004,011      133,401,427
12.     Calculation of registration fee:

        (i)    Aggregate sale price of securities sold during the fiscal year in
               reliance on rule 24f-2 (from Item 10):                                    $    2,027,379,716

        (ii)   Aggregate price of shares issued in connection with dividend
               reinvestment plans (from Item 11):                                        +      133,401,427

        (iii)  Aggregate price of shares redeemed or repurchased during the fiscal
               year (if applicable):                                                     -    1,617,836,188

        (iv)   Aggregate  price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if
               applicable):                                                             +                 0

        (v)    Net aggregate price of securities sold and issued during the fiscal year
               in reliance on rule 24f-2 { line (i),  plus line (ii), less line (iii),           34,271,939
               plus line (iv)}

        (vi)    Multiplier prescribed by Section 6(b) of the Securities Act of 1933
                or other applicable law or regulation:                                   x         0.000345

        (vii)   Fee due {line (i) or line (v) multiplied by line (vi)}:
                                                                                         $       187,316.01

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's
       Rules of Informal and Other Procedures (17 CFR 202.3a).         [      ]

        Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                                                              February 19, 1997
                                   SIGNATURES

       This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

        By (Signature and Title)

                                /s/____________
                                 Thomas G. Rose
                                    Treasurer
Date:   February 20, 1997


                SELIGMAN COMMUNICATIONS & INFORMATION FUND, INC.


        The undersigned, Treasurer of Seligman Communications & Information Fund, Inc., a Maryland corporation (the "Company"), does hereby certify as follows:

        1. From January 1, 1996 through December 31, 1996, the Company issued an aggregate of 98,236,693 shares of its Capital Stock, $0.100 par value.

        2. In respect of the issuance of such 98,236,693 shares, the Company received aggregate cash consideration (net of any sales commissions)
 of $2,131,966,854.

        3. With respect to each share issued, the Company received cash consideration not less than the net asset value per share on the date issued and not less than $0.100.

        4. At no time during the period from January 1, 1996 through December 31, 1996, were there more than 1,000,000,000 shares of the Company's Capital Stock issued and outstanding.

        In Witness Whereof, I have hereunto signed my name as Treasurer of the Company.

Date:   January 24, 1997

                                                     /s/-----------------------
                                                                 Thomas G. Rose
                                                                      Treasurer